Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
11. Fair Value of Financial Instruments
We estimate the fair value of our financial instruments using available market information and valuation methodologies we believe to be appropriate. As of December 31, 2022 and 2021, the fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued expenses approximate their carrying values due to the short-term nature of these instruments. Additionally, the fair values of short-term and long-term debt instruments approximate their carrying values.
Fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. Fair value measurements are categorized into one of three levels of the fair value hierarchy based on the lowest level of significant input used. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Considerable judgment and a high degree of subjectivity are involved in developing these estimates. These estimates may differ from the actual amounts that we could realize upon settlement.
The fair value hierarchy is as follows:
Level 1—Quoted (unadjusted) prices in active markets for identical assets or liabilities.
Level 2—Other observable inputs, either directly or indirectly, other than quoted prices included in Level 1, including:

•	Quoted prices for similar assets/liabilities in active markets;

•	Quoted prices for identical or similar assets/liabilities in non-active markets (e.g., few transactions, limited information, non-current prices, high variability over time);

•	Inputs other than quoted prices that are observable for the asset/liability (e.g., interest rates, yield curves, volatilities, default rates); and

•	Inputs that are derived principally from or corroborated by other observable market data.
Level 3—Unobservable inputs that cannot be corroborated by observable market data.

The following tables present information about our financial assets and liabilities measured at fair value on are recurring basis:

	December 31, 2022
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$1,681	$—	$—	$1,681

	$1,681	$—	$—	$1,681

Liabilities:
Derivative liability	$—	$—	$56	$56
Warrant liability	—	9	—	9

	$—	$9	$56	$65

	December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$45,006	$—	$—	$45,006

	$45,006	$—	$—	$45,006

Liabilities:
Derivative liability	$—	$—	$7,977	$7,977
Warrant liability	—	252	—	252

	$—	$252	$7,977	$8,229

Money Market Funds
As of December 31, 2022 and 2021, our cash equivalents consisted of money market funds which were classified as Level 1. We used observable prices in active markets in determining the classification of our money market funds as Level 1. There were no transfers between the hierarchy levels during the year ended December 31, 2022 or 2021.
Cash equivalents were as follows:

	December 31, 2022
(In thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Cash equivalents:
Money market funds	$1,681	$—	$—	$1,681

	$1,681	$—	$—	$1,681

	December 31, 2021
(In thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Cash equivalents:
Money market funds	$45,006	$—	$—	$45,006

	$45,006	$—	$—	$45,006

Derivative Liability
In accounting for the 2026 Notes (see Note 10,
Debt
, for further information), we bifurcated and accounted for the conversion option as a derivative measured at fair value on the issuance date in accordance with ASC 815,

Derivatives and Hedging
. As of December 31, 2022 and 2021, the fair value of the derivative was $0.1 million and $8.0 million, respectively, all of which were included in derivative liability, noncurrent, in the consolidated balance sheets. Total other income for the years ended December 31, 2022 and 2021, included a $7.5 million and $53.8 million gain on the fair value of the derivative liability, respectively.
The fair value of the derivative liability is considered a Level 3 valuation and is determined using a Binomial Lattice Option Pricing Model. The significant assumptions used in the model were:

	December 31, 2022	December 31, 2021
Stock price	$1.63	$22.40
Volatility	95.0%	82.5%
Risk free rate	4.17%	1.18%
Exercise price	$106.50	$106.50
Expected life (in years)	3.44	4.44
Conversion periods	2 years-4 years	2-5 years
Future share price	$0.10-$405.60	$0.10-$340.50
The change in the fair value of the Level 3 derivative liability for the years ended December 31, 2022 and 2021 are as follows:

(In thousands)	December 31, 2022	December 31, 2021
Fair value, beginning of period	$7,977	$—
Issuance	—	61,823
Settlement	(392)
Change in fair value	(7,529)	(53,846)

Fair value, end of period	$56	$7,977

The settlement is included in loss on extinguishment of debt in the consolidated statement of operations.
Private Placement Warrants and PIPE Warrants
We have classified the Private Placement Warrants and PIPE Warrants (see Note 12,
Capital Structure
) as liabilities at fair value, due to their redemption characteristics, with subsequent changes in their fair values to be recognized in the consolidated financial statements at each reporting date. As of December 31, 2022, the fair value of the Private Placement Warrants and the PIPE Warrants was determined to be $0.01 per warrant, totaling $6 thousand and $3 thousand, respectively, and are included in warrant liabilities in the consolidated balance sheets. As of December 31, 2021, the fair value of the Private Placement Warrants and the PIPE Warrants was determined to be $0.29 per warrant, totaling $0.2 million and $0.1 million respectively, and are included in warrant liabilities in the consolidated balance sheets. During the year ended December 31, 2022, we recorded a $0.2 million gain due to the fair value changes in the Private Placement Warrants, and a $0.1 million gain due to fair value changes in the PIPE Warrants, both of which are included in gain in the fair value of warrant liabilities in the consolidated statement of operations. During the year ended December 31, 2021, we recorded a $0.3 million gain due to the fair value changes in the Private Placement Warrants, and a $1.3 million gain due to the fair value changes in the PIPE Warrants, both of which are included in gain in fair value of warrant liabilities in the consolidated statement of operations.
The fair value of the Private Placement Warrants and PIPE Warrants is considered a Level 2 valuation as we have derived their value by using quoted market prices. The transfer of the Private Placement Warrants and PIPE Warrants to anyone other than the purchasers or their permitted transferees, would result in these Private Placement Warrants and PIPE Warrants having substantially the same terms as the Public Warrants, which are traded in active markets.
There were no transfers between fair value levels during the years ended December 31, 2022 or 2021.